Offerings - Offering: 1	May 02, 2025 USD ($) shares
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share
Amount Registered | shares	12,940,877
Maximum Aggregate Offering Price	$ 119,573,704.00
Carry Forward Form Type	S-3
Carry Forward File Number	333-264796
Carry Forward Initial Effective Date	May 09, 2022
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 11,084.00
Offering Note	(1) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the shares of Common Stock offered hereby shall also be deemed to cover such additional shares as may hereafter be offered or issued with respect to the shares registered hereby resulting from stock splits, stock dividends, recapitalizations or similar capital adjustments. (2) This prospectus supplement includes 12,940,877 unsold shares of common units previously registered on a prospectus supplement dated May 9, 2022 accompanying Registration Statement No. 333-264796. Pursuant to Rule 415(a)(6) under the Securities Act, the filing fee previously paid in connection with such unsold shares will continue to be applied to such unsold shares.